Other income (loss) (Tables)	12 Months Ended
Dec. 31, 2024
Other income (loss)
Schedule of other nonoperating income, by component

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Disposal loss of long-term investment	—	(10,754)	—	—
Impairment of long-term investments (Note 8)	(6,726)	(8,505)	—	—
Credit losses for loans receivable	(705)	(6,660)	—	—
Income from ADR profit-sharing program	2,207	1,336	—	—
Others	11	592	238	33
Total	(5,213)	(23,991)	238	33